Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 3.  Summary of Significant Accounting Policies

Basis of Presentation.  Prior to our IPO, CWH owned us, and we have presented certain historical transactions at CWH’s historical basis.  Historically, substantially all of the rental income received by CWH from the tenants of our Properties were deposited in and commingled with CWH’s general funds. Certain capital investments and other cash requirements of our Properties were paid by CWH and were charged directly to our Properties. General and administrative costs of CWH were allocated to our Properties based on the historical costs of the real estate investments for our Properties as a percentage of CWH’s historical cost of all of CWH’s real estate investments until the Closing Date. In our opinion, and in accordance with applicable accounting guidance, this method for allocating general and administrative expenses is reasonable. However, actual expenses may have been different from allocated expenses if our Properties had operated as a separate entity, and those differences might be material.  Since the Closing Date, we have recorded general and administrative expenses at our direct cost.  The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect reported amounts.  Actual results could differ from those estimates.  Significant estimates in the condensed consolidated financial statements include the allowance for doubtful accounts, purchase price allocations and useful lives of fixed assets.

Real Estate Properties.  As required by GAAP, we have generally adopted the accounting treatment and policies for our properties and business which were previously employed by CWH.